RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,084,032	798,824
Derivatives | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	7,322,445	2,493,849
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	$ 3,252,561	$ 1,280,402